ACQUISITIONS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Note payable		$ 0	$ 1,894,964
Consideration Received:
Goodwill	$ 768,091	768,091	1,050,366
DBA Aire Fitness
Note payable		340,000
Consideration Received:
Goodwill		571,091
Assets
Promissory note		157,252
Total consideration value		610,585
Cash		460
Total assets acquired		39,494
Non-controlling interest		113,333
Accounts receivable		39,034
SpeedConnect Asset Acquisition
Consideration Received:
Goodwill		197,000
Assets
Cash paid		1,000,000
Promissory note		750,000
Deferred revenue		230,000
Operating lease liabilities		5,162,077
Unfavorable leases		323,000
Accounts and other payables		591,964
Total liabilities		7,057,041
Total consideration value		8,057,041
Customer base		350,000
Cash		201,614
Prepaid and other receivables		99,160
Deposits		13,190
Operating lease right of use asset		5,162,077
Favorable leases		95,000
Property and equipment		1,939,000
Total assets acquired		7,860,041
The Fitness Container, LLC
Note payable	340,000	$ 0	$ 1,894,964
Consideration Received:
Goodwill	571,091
Assets
Cash	460
Non-controlling interest	113,333
Accounts receivable	39,034
Accounts payable	157,252
Accounts receivable other	$ 39,034